Leases (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about leases for lessee [abstract]
Summary of detailed information about lease assets and lease liabilities

	Land and buildings	Oil and gas properties	Other plant and equipment	Total
	US$m	US$m	US$m	US$m
Lease assets
Year ended 31 December 2025
Carrying amount at 1 January 2025	603	17	671	1,291
Additions	21	-	289	310
Disposals at written down value	(1)	-	-	(1)
Lease remeasurements	11	13	9	33
Depreciation	(57)	(27)	(121)	(205)
Carrying amount at 31 December 2025	577	3	848	1,428
At 31 December 2025
Historical cost	852	534	1,533	2,919
Accumulated depreciation and impairment	(275)	(531)	(685)	(1,491)
Net carrying amount	577	3	848	1,428
Lease liabilities
Year ended 31 December 2025
At 1 January 2025	734	33	856	1,623
Additions	20	-	289	309
Disposals	(2)	-	-	(2)
Repayments (principal and interest)	(94)	(39)	(202)	(335)
Accretion of interest	33	1	72	106
Lease remeasurements	37	7	14	58
Carrying amount at 31 December 2025	728	2	1,029	1,759
Current	55	2	102	159
Non-current	673	-	927	1,600
Carrying amount at 31 December 2025	728	2	1,029	1,759
Lease assets
Year ended 31 December 2024
Carrying amount at 1 January 2024	430	107	693	1,230
Acquisitions through asset acquisitions[1]	172	-	-	172
Additions	37	-	111	148
Disposals at written down value	-	(1)	(1)	(2)
Lease remeasurements	16	17	10	43
Depreciation	(52)	(106)	(142)	(300)
Carrying amount at 31 December 2024	603	17	671	1,291
At 31 December 2024
Historical cost	825	518	1,235	2,578
Accumulated depreciation and impairment	(222)	(501)	(564)	(1,287)
Net carrying amount	603	17	671	1,291
Lease liabilities
Year ended 31 December 2024
At 1 January 2024	607	130	878	1,615
Acquisitions through asset acquisitions[1]	178	-	-	178
Additions	37	-	111	148
Disposals	-	(7)	(1)	(8)
Repayments (principal and interest)	(83)	(118)	(210)	(411)
Accretion of interest	26	4	72	102
Lease remeasurements	(31)	24	6	(1)
Carrying amount at 31 December 2024	734	33	856	1,623
Current	55	32	102	189
Non-current	679	1	754	1,434
Carrying amount at 31 December 2024	734	33	856	1,623
1.Refer to Note B.7 for details of asset acquisitions.

Summary of detailed information about maturity analysis of lease payments	The table below presents the contractual undiscounted cash flows associated with the Group’s lease liabilities, representing principal and interest. The figures will not necessarily reconcile with the amounts disclosed in the consolidated statement of financial position.

	2025	2024
	US$m	US$m
Due for payment in:
1 year or less	295	286
1-2 years	264	218
2-3 years	254	198
3-4 years	254	195
4-5 years	255	195
More than 5 years	1,280	899
	2,602	1,991
The table below presents the contractual undiscounted cash flows associated with the Group’s future lease commitments for non-
cancellable leases not yet commenced, representing principal and interest.

	2025	2024
	US$m	US$m
Due for payment:
Within one year	212	32
After one year but not more than five years	898	775
Later than five years	2,375	2,360
	3,485	3,167